Income Taxes	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income taxes

Note 11 – Income taxes

Cayman Islands

Under the current laws of the Cayman Islands, Ebang International is not subject to tax on income or capital gain. Additionally, upon payments of dividends to the shareholders, no Cayman Islands withholding tax will be imposed.

British Virgin Islands (“BVI”)

The Company’s subsidiaries incorporated in the BVI are not subject to tax on income or capital gain, In addition, payments of dividend by these subsidiaries to their shareholders are not subject to withholding tax in the BVI.

Hong Kong

The Company’ subsidiaries incorporated in Hong Kong are subject to Hong Kong Profits Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Hong Kong tax laws. The applicable tax rate is 8.25% on assessable profits arising in or derived from Hong Kong up to HKD2,000,000 and 16.5% on any part of assessable profits over HKD2,000,000.

PRC

The Company’s subsidiaries incorporated in the PRC are governed by the income tax laws of the PRC and the income tax provision in respect to operations in the PRC is calculated at the applicable tax rates on the taxable income for the periods based on existing legislation, interpretations and practices in respect thereof. Under the Enterprise Income Tax Laws of the PRC (the “EIT Laws”), domestic enterprises and Foreign Investment Enterprises (the “FIE”) are usually subject to a unified 25% enterprise income tax rate while preferential tax rates, tax holidays and even tax exemption may be granted on case-by-case basis. EIT grants preferential tax treatment to certain High and New Technology Enterprises (“HNTEs”). Under this preferential tax treatment, HNTEs are entitled to an income tax rate of 15%, subject to a requirement that they re-apply for HNTE status every three years. Zhejiang Ebang obtained the “high-tech enterprise” tax status in November 2017, which reduced its statutory income tax rate to 15% from November 2017 to November 2020. Zhejiang Ebang further re-applied and obtained the HNTE status in December 2020. Hangzhou Dewang obtained the “high-tech enterprise” tax status in November 2018, which reduced its statutory income tax rate to 15% from November 2018 to November 2021. Hangzhou Dewang further re-applied and obtained the HNTE status in December 2021. In addition, Ebang IT obtained the “high-tech enterprise” tax status in December 2021, which reduced its statutory income tax rate to 15% from December 2021 to December 2023.

The subsidiaries of the Company incorporated in other countries are subject to income tax pursuant to the rules and regulations of their respective countries of incorporation.

Reconciliation of the differences between statutory income tax rate and the effective tax rate

The reconciliation of tax computed by applying the statutory income tax rate of 25% for the years ended December 31, 2021, 2020 and 2019 applicable to the PRC operations to income tax expenses is as follows:

	For the year ended December 31,	For the year ended December 31,	For the year ended December 31,
	2021	2020	2019
Statutory income tax rate	25.00%	25.00%	25.00%
Effect of expenses not deductible for tax purposes	0.40%	0.00%	(0.03)%
Effect of additional deduction of research and development expense	(35.10)%	6.70%	6.33%
Effect of income tax exemptions and reliefs	60.90%	(0.70)%	0.01%
Effect of valuation allowance on deferred income tax assets	2.20%	(67.10)%	(29.70)%
Income tax difference under different tax jurisdictions	(45.70)%	(2.20)%	-
Prior year true-ups	(23.60)%	-	-
Others	-	(2.10)%	(2.59)%
Total	(15.90)%	(40.40)%	(0.98)%

Significant components of the provision for income taxes are as follows:

	For the year ended December 31,	For the year ended December 31,	For the year ended December 31,
	2021	2020	2019
Current income tax expense	$2,466,745	$623,938	$533,078
Deferred tax expense (benefit)	(2,845,588)	8,627,604	(132,767)
Income taxes provision (benefit)	$(378,843)	$9,251,542	$400,311

For the purpose of presentation in the consolidated balance sheets, deferred income tax assets and liabilities have been offset. Significant components of deferred tax assets and liabilities are as follows:

	As of December 31,	As of December 31,
	2021	2020
Provision for doubtful accounts	$6,374,477	$8,701,439
Net operating loss carryforward	19,012,186	19,478,753
Accrued expenses and others	3,899,556	3,510,029
	29,286,219	31,690,221
Less: valuation allowance	(29,286,219)	(31,538,060)

Deferred tax assets	$-	$152,161

Intangible assets	$-	$153,033
Property, plant and equipment	165,735	-
Bad debt allowance	12,847	-
Deferred tax liabilities	$178,582	$153,033

Total deferred tax liabilities	$178,582	$872

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the cumulative earnings and projected future taxable income in making this assessment. Recovery of substantially all of the Company’s deferred tax assets is dependent upon the generation of future income, exclusive of reversing taxable temporary differences.

Uncertain tax positions

The PRC tax authorities conduct periodic and ad hoc tax filing reviews on business enterprises operating in the PRC after those enterprises complete their relevant tax filings. In general, the PRC tax authorities have up to five years to conduct examinations of the tax filings of the Company’s PRC entities. Accordingly, the PRC subsidiaries’ tax years of 2016 through 2020 remain open to examination by the respective tax authorities. It is therefore uncertain as to whether the PRC tax authorities may take different views about the Company’s PRC entities’ tax filings, which may lead to additional tax liabilities.

The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. As of December 31, 2021 and 2020, the Company did not have any significant unrecognized uncertain tax positions.